Note 13 - Share Capital - Replacement Warrants (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Statement Line Items [Line Items]
Number outstanding, warrants (in shares)	19,090
Number exercisable, warrants (in shares)	19,090
Weighted average remaining contractual life, warrants (Year)	6 months 7 days
Top of range [member]
Statement Line Items [Line Items]
Exercise price, warrants (in dollars per share) | $ / shares	$ 35.29
Range one [member]
Statement Line Items [Line Items]
Number outstanding, warrants (in shares)	10,893
Number exercisable, warrants (in shares)	10,893
Weighted average remaining contractual life, warrants (Year)	6 months 7 days
Range two [member]
Statement Line Items [Line Items]
Number outstanding, warrants (in shares)	1,599
Number exercisable, warrants (in shares)	1,599
Weighted average remaining contractual life, warrants (Year)	6 months 7 days
Range three [member]
Statement Line Items [Line Items]
Number outstanding, warrants (in shares)	6,177
Number exercisable, warrants (in shares)	6,177
Weighted average remaining contractual life, warrants (Year)	6 months 7 days
Range four [member]
Statement Line Items [Line Items]
Number outstanding, warrants (in shares)	319
Number exercisable, warrants (in shares)	319
Weighted average remaining contractual life, warrants (Year)	6 months 7 days
Range five [member]
Statement Line Items [Line Items]
Number outstanding, warrants (in shares)	102
Number exercisable, warrants (in shares)	102
Weighted average remaining contractual life, warrants (Year)	6 months 7 days